CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 122	$ 358	$ 145	$ 459
Other comprehensive income (loss), net of tax
Unrealized income (loss) on cash flow hedges	67	(81)	28	(123)
Changes in retirement plans’ funded status	(63)	3	(25)	14
Foreign currency translation	18	146	13	201
Share of other comprehensive income (loss) of entities using the equity method	3	3	(25)	(1)
Other comprehensive income (loss), net of tax	25	71	(9)	91
Comprehensive income	147	429	136	550
Less: comprehensive income (loss) attributable to noncontrolling interests	(2)	3	(1)	4
Comprehensive income attributable to CNH Industrial N.V.	$ 149	$ 426	$ 137	$ 546